ACQUISITIONS - Fiscal 2017 Acquisitions (Details) - USD ($) $ in Millions			12 Months Ended
	Sep. 20, 2017	May 31, 2017	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017	Nov. 30, 2019
Business Acquisition [Line Items]
Net cash paid for acquisitions			$ 0.0	$ 148.8	$ 220.6
Goodwill			$ 1,183.3	$ 1,183.3	$ 1,167.8	$ 1,183.3
Plated
Business Acquisition [Line Items]
Total purchase consideration	$ 219.5
Net cash paid for acquisitions	117.3
Intangible assets	67.1
Goodwill	146.2
Acquisition related costs	6.3
Plated | Deferred consideration
Business Acquisition [Line Items]
Deferred consideration to be paid over three years	$ 50.0
Deferred consideration payment period	3 years
Plated | Earn-out
Business Acquisition [Line Items]
Potential additional consideration related to earn-out agreement	$ 125.0
Earn-out period for contingent consideration	3 years
Plated | Fair value | Deferred consideration
Business Acquisition [Line Items]
Deferred consideration to be paid over three years	$ 42.1
Plated | Fair value | Earn-out
Business Acquisition [Line Items]
Deferred consideration to be paid over three years	$ 60.1
MedCart
Business Acquisition [Line Items]
Total purchase consideration		$ 34.5
Goodwill expected to be deductible for tax purposes		11.6
MedCart | Earn-out
Business Acquisition [Line Items]
Potential additional consideration related to earn-out agreement		$ 17.2
Earn-out period for contingent consideration		3 years